LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) - Philippine Credit Facility [Member] - Line of Credit [Member] $ in Thousands		12 Months Ended
	Oct. 14, 2015 USD ($)	Dec. 31, 2015	Oct. 14, 2015 PHP
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 49,824		PHP 2,350,000,000
Interest rate, description		Interest at the higher of (i) the Philippine Dealing System Treasury Reference Rate PM (the "PDST-R2") of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum and (ii) Philippines Special Deposit Account Rate (the "SDA") of the selected interest period plus the applicable SDA margin ranging from 0.50% to 0.75% per annum,
Maturity date, description		The Philippine Credit Facility availability period is up to August 31, 2016 and the maturity date of each individual drawdown cannot extend beyond the later to occur of (i) the date which is one year from the date of drawdown, and (ii) 90 days after the end of the availability period.
PDST-R2 [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.25%
SDA [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.50%
SDA [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	0.75%